Finance Receivables (Details 3) (Tribute Term Loan [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Tribute Term Loan [Member]
Note2FinanceReceivablesDetailsFairValueAssumptionsLineItems [Line Items]
Dividend rate	0.00%	0.00%
Risk-free rate	2.30%	2.50%
Expected life (years)	6 years 146 days	6 years 219 days
Expected volatility	99.00%	97.00%